Shareholder Report, Holdings (Details)	Jun. 30, 2024
Manor Fund
Holdings [Line Items]
Percent of Total Investments	49.44%
Manor Fund | Applied Materials [Member]
Holdings [Line Items]
Percent of Total Investments	9.25%
Manor Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.61%
Manor Fund | Avery Dennison [Member]
Holdings [Line Items]
Percent of Total Investments	5.28%
Manor Fund | Elevance Health [Member]
Holdings [Line Items]
Percent of Total Investments	4.69%
Manor Fund | Valero Energy [Member]
Holdings [Line Items]
Percent of Total Investments	4.39%
Manor Fund | Microchip Technology [Member]
Holdings [Line Items]
Percent of Total Investments	4.21%
Manor Fund | Apollo Global Mgmt [Member]
Holdings [Line Items]
Percent of Total Investments	3.98%
Manor Fund | J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
Manor Fund | Booking Holdings [Member]
Holdings [Line Items]
Percent of Total Investments	3.75%
Manor Fund | Devon Energy [Member]
Holdings [Line Items]
Percent of Total Investments	3.47%
Manor Fund | Communication Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	6.65%
Manor Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	15.22%
Manor Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	4.13%
Manor Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	7.86%
Manor Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	12.04%
Manor Fund | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	11.31%
Manor Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
Manor Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.32%
Manor Fund | Real Estate Inv [Member]
Holdings [Line Items]
Percent of Total Investments	3.11%
Manor Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	31.87%
Manor Fund | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.69%
Growth Fund
Holdings [Line Items]
Percent of Total Investments	56.38%
Growth Fund | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.26%
Growth Fund | Apollo Global Mgmt [Member]
Holdings [Line Items]
Percent of Total Investments	3.99%
Growth Fund | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	12.15%
Growth Fund | Eli Lily [Member]
Holdings [Line Items]
Percent of Total Investments	7.38%
Growth Fund | Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	5.99%
Growth Fund | United Rentals [Member]
Holdings [Line Items]
Percent of Total Investments	5.94%
Growth Fund | Qualcomm Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.81%
Growth Fund | Alphabet Inc C [Member]
Holdings [Line Items]
Percent of Total Investments	3.67%
Growth Fund | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.64%
Growth Fund | United Health [Member]
Holdings [Line Items]
Percent of Total Investments	3.55%
Growth Fund | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	7.44%
Growth Fund | Consumer Defensive [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Growth Fund | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	5.05%
Growth Fund | Financial Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	6.48%
Growth Fund | Healthcares [Member]
Holdings [Line Items]
Percent of Total Investments	19.85%
Growth Fund | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	8.33%
Growth Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%
Growth Fund | Technology [Member]
Holdings [Line Items]
Percent of Total Investments	36.55%
Growth Fund | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.43%
Growth Fund | Communications [Member]
Holdings [Line Items]
Percent of Total Investments	10.77%
Bond Fund
Holdings [Line Items]
Percent of Total Investments	99.73%
Bond Fund | Us T Note 4125 [Member]
Holdings [Line Items]
Percent of Total Investments	36.29%
Bond Fund | Us T Note 050 [Member]
Holdings [Line Items]
Percent of Total Investments	21.12%
Bond Fund | Us T Note 175 [Member]
Holdings [Line Items]
Percent of Total Investments	16.20%
Bond Fund | Us T Note Series C [Member]
Holdings [Line Items]
Percent of Total Investments	8.03%
Bond Fund | Us T Note 1. 50 [Member]
Holdings [Line Items]
Percent of Total Investments	7.96%
Bond Fund | Us T Note 2. 875 [Member]
Holdings [Line Items]
Percent of Total Investments	5.36%
Bond Fund | Goldman Sachs [Member]
Holdings [Line Items]
Percent of Total Investments	4.77%
Bond Fund | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	4.78%
Bond Fund | U S Treasury Notes [Member]
Holdings [Line Items]
Percent of Total Investments	95.22%